Commitments, contingencies, and guarantees - Summary of Future Minimum Lease Payments Under Non-cancellable Lease (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	₨ 343	$ 5	₨ 148
Not later than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	139	2	87
Later than one year and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	202	3	50
Later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	₨ 2	$ 0	₨ 11